Related Parties (Details) ₪ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 02, 2016 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)	May 30, 2016 USD ($)	May 30, 2016 ILS (₪)	Jan. 31, 2016 USD ($)	Jan. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)	Jun. 30, 2015 USD ($)	Jun. 30, 2015 ILS (₪)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS (₪)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS (₪)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS (₪)	Dec. 31, 2011 ILS (₪)
Related Parties (Textual)
Acquisition cost			$ 2,000
Compensation related expenses			$ 620		$ 681		$ 224
Repayment of debt							600
Temporary reduction salaries percentage			50.00%	50.00%
Employment agreements and compensation [Member]
Related Parties (Textual)
Gross salary			$ 31,200	₪ 120,000
Compensation related expenses			664	2,391	$ 928	₪ 3,562	125	₪ 487
Annual performance bonus			$ 93,600	₪ 360,000
Dividends [Member]
Related Parties (Textual)
Dividends paid		$ 2,833					11,000				$ 3,404	₪ 13,277	₪ 42,825	$ 6,251	₪ 23,560	$ 125	₪ 474	$ 300	₪ 1,140			₪ 10,760
Income tax rate dividend percent		15.00%	20.00%	20.00%
Controlling Shareholders [Member]
Related Parties (Textual)
Description of acquired entity			Anatoly Hurgin owns 100% of Alan Ltd. ("Alan") which holds a 60% interest in Active Intelligence Labs Ltd. (Israel) ("AIL").	Anatoly Hurgin owns 100% of Alan Ltd. ("Alan") which holds a 60% interest in Active Intelligence Labs Ltd. (Israel) ("AIL").
Ownership percentage			100.00%
Acquisition cost							$ 780									420
Loans aggregated amount																555		205
Interest rate							3.30%						3.30%
Repayments of related party	$ 600
Controlling Shareholders [Member] | Employment agreements and compensation [Member]
Related Parties (Textual)
Compensation related expenses			$ 2,600	₪ 10,000
Controlling Shareholders [Member] | Dividends [Member]
Related Parties (Textual)
Dividends paid							$ 1,163		$ 4,260	₪ 16,400			₪ 4,523			$ 817	₪ 2,350	$ 231	₪ 1,379	$ 197	₪ 894